ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - ESG [Member] - shares	Sep. 28, 2023	Jun. 30, 2023	Jan. 16, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock shares, outstanding	10,432,800	10,432,800		10,432,800	10,432,800
Hainan ESG [Member]
Ownership percentage			100.00%
Hainan ESG [Member] | Fuyang Zhihan Agricultural Information Co. Ltd. [Member]
Ownership percentage				73.15%
Subsidiary [Member]
Ownership percentage	74.52%	74.52%
AUFP [Member]
Ownership percentage				74.52%
AUFP [Member] | Mr. Zhi Yang [Member]
Ownership percentage				30.00%
AUFP [Member] | Zhihan [Member]
Ownership percentage				25.48%
AUFP [Member] | Mr. Chris Alonzo [Member]
Ownership percentage				10.00%
ESG [Member] | Mr. Christopher Alonzo [Member]
Ownership percentage				13.42%